Employee Share Ownership Plans - Summary of Description of Plans (Detail)	12 Months Ended
Jun. 30, 2024
CDP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Short-term incentive
Overview	The CDP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP. Generally under the CDP, two thirds of the value of a participant’s short-term incentive amount is awarded as rights to receive BHP Group Limited shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting between two and five years respectively. Awards of deferred shares may also be granted to members of the Executive Leadership Team as additional retention awards with vesting periods of up to five years.
Vesting conditions	Service conditions only for the two-year award. Vesting of the four-year awards are subject to service and individual performance conditions. Vesting of the five-year awards are subject to service conditions and also to a holistic review of performance at the end of the five-year vesting period, including a five-year view on Safety and Sustainability performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct.
Vesting period	Between 2 and 5 years
Dividend Equivalent Payment	Yes
Exercise period	None
LTIP and MAP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Long-term incentive
Overview	The LTIP is a plan for Executive KMP and members of the Executive Leadership Team who are not Executive KMP, and awards are granted annually. The MAP is a plan for BHP senior management who are not Executive KMP. The number of share rights awarded is determined by a participant’s role and grade.
Vesting conditions	LTIP: Service and performance conditions. From FY2023 BHP’s Total Shareholder Return1 (TSR) performance relative to two Morgan Stanley Capital International (MSCI) market indices, the MSCI World Metals and Mining Index (“Sector Group TSR”) and the MSCI World Index (“World TSR”). The Sector Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the World TSR determines the vesting of 33 per cent of the awards. For awards granted prior to FY2023, TSR performance relative to a bespoke sector peer group and the MSCI World Index determines the vesting of 67 per cent and 33 per cent of the award, respectively. 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest. MAP: Service conditions only.
Vesting period	LTIP - 5 years MAP - 1 to 5 years
Dividend Equivalent Payment	LTIP - Yes MAP - Varies
Exercise period	None
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	All-employee share purchase plan
Overview	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.
Vesting conditions	Service conditions only.
Vesting period	3 years
Dividend Equivalent Payment	No
Exercise period	None